Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Northern Lights Fund Trust III
Entity Central Index Key	0001537140
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000129981
Shareholder Report [Line Items]
Fund Name	The Covered Bridge Fund
Trading Symbol	TCBAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Covered Bridge Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at thecoveredbridgefund.com/literature/. You can also request this information by contacting us at (855) 525-2151.
Additional Information Phone Number	(855) 525-2151
Additional Information Website	thecoveredbridgefund.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$181	1.75%

Expenses Paid, Amount	$ 181
Expense Ratio, Percent	1.75%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	The Covered Bridge Fund - with load	CBOE S&P 500® BuyWrite Index
Sep-2015	$9,474	$10,000
Sep-2016	$10,761	$10,848
Sep-2017	$11,914	$12,241
Sep-2018	$12,954	$13,435
Sep-2019	$13,289	$13,287
Sep-2020	$11,467	$12,535
Sep-2021	$15,590	$15,180
Sep-2022	$14,404	$13,478
Sep-2023	$15,951	$15,449
Sep-2024	$18,607	$18,277
Sep-2025	$19,957	$19,767

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Covered Bridge Fund
Without Load	7.26%	11.72%	7.74%
With Load	1.63%	10.51%	7.15%
CBOE S&P 500® BuyWrite Index	8.15%	9.54%	7.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 109,318,489
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 1,001,232
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$109,318,489
Number of Portfolio Holdings	107
Advisory Fee (net of waivers)	$1,001,232
Portfolio Turnover	121%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.5%
Money Market Funds	11.3%
Purchased Options	0.1%
Right	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Equity Option	-1.2%
Real Estate	1.0%
Industrials	3.6%
Communications	5.6%
Materials	5.6%
Utilities	6.1%
Financials	7.8%
Energy	9.6%
Consumer Discretionary	9.7%
Health Care	9.8%
Consumer Staples	11.2%
Money Market Funds	11.2%
Technology	18.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan US Treasury Plus Money Market Fund, Class L	9.4%
QUALCOMM, Inc.	3.0%
Hershey Company (The)	2.6%
SEMPRA	2.5%
Verizon Communications, Inc.	2.5%
Chevron Corporation	2.4%
Pfizer, Inc.	2.3%
Exxon Mobil Corporation	2.3%
Johnson & Johnson	2.2%
Duke Energy Corporation	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.
C000129983
Shareholder Report [Line Items]
Fund Name	The Covered Bridge Fund
Trading Symbol	TCBIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about The Covered Bridge Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at thecoveredbridgefund.com/literature/. You can also request this information by contacting us at (855) 525-2151.
Additional Information Phone Number	(855) 525-2151
Additional Information Website	thecoveredbridgefund.com/literature/
Expenses [Text Block]

What were the Fund’s costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$155	1.49%

Expenses Paid, Amount	$ 155
Expense Ratio, Percent	1.49%
Performance Past Does Not Indicate Future [Text]	The Fund's past performance is not a good predictor of how the Fund will perform in the future.
Line Graph [Table Text Block]
	The Covered Bridge Fund	CBOE S&P 500® BuyWrite Index
Sep-2015	$10,000	$10,000
Sep-2016	$11,373	$10,848
Sep-2017	$12,626	$12,241
Sep-2018	$13,761	$13,435
Sep-2019	$14,155	$13,287
Sep-2020	$12,255	$12,535
Sep-2021	$16,695	$15,180
Sep-2022	$15,459	$13,478
Sep-2023	$17,154	$15,449
Sep-2024	$20,065	$18,277
Sep-2025	$21,590	$19,767

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
The Covered Bridge Fund	7.60%	11.99%	8.00%
CBOE S&P 500® BuyWrite Index	8.15%	9.54%	7.05%

The Fund's past performance is not a good predictor of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
AssetsNet	$ 109,318,489
Holdings Count | Holding	107
Advisory Fees Paid, Amount	$ 1,001,232
InvestmentCompanyPortfolioTurnover	121.00%
Additional Fund Statistics [Text Block]

Fund Statistics

Net Assets	$109,318,489
Number of Portfolio Holdings	107
Advisory Fee (net of waivers)	$1,001,232
Portfolio Turnover	121%

Holdings [Text Block]

Asset Weighting (% of total investments)

Value	Value
Common Stocks	88.5%
Money Market Funds	11.3%
Purchased Options	0.1%
Right	0.1%

Sector Weighting (% of net assets)

Value	Value
Other Assets in Excess of Liabilities	1.7%
Equity Option	-1.2%
Real Estate	1.0%
Industrials	3.6%
Communications	5.6%
Materials	5.6%
Utilities	6.1%
Financials	7.8%
Energy	9.6%
Consumer Discretionary	9.7%
Health Care	9.8%
Consumer Staples	11.2%
Money Market Funds	11.2%
Technology	18.3%

Top 10 Holdings (% of net assets)

Holding Name	% of Net Assets
JPMorgan US Treasury Plus Money Market Fund, Class L	9.4%
QUALCOMM, Inc.	3.0%
Hershey Company (The)	2.6%
SEMPRA	2.5%
Verizon Communications, Inc.	2.5%
Chevron Corporation	2.4%
Pfizer, Inc.	2.3%
Exxon Mobil Corporation	2.3%
Johnson & Johnson	2.2%
Duke Energy Corporation	2.1%

Material Fund Change [Text Block]

Material Fund Changes

No material changes occurred during the year ended September 30, 2025.